Business combinations - Acquisition of Business Agility Consulting - Narrative (Details)		5 Months Ended	12 Months Ended
	Feb. 08, 2022 GBP (£) shares £ / shares	Jun. 30, 2022 GBP (£)	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£)	Oct. 06, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares			708,248	215,792
Fair value movement of financial liabilities			£ 10,663,000	£ 12,247,000	£ 0
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 5,400,000
Equity interests of acquirer	£ 1,505,000
Share price (in GBP per share) | £ / shares	£ 94.80
Fair value of deferred consideration	£ 1,225,000
Contingent consideration payment period	20 months
Deferred consideration, settled		£ 200,000		£ 0
Fair value of contingent consideration	£ 6,901,000
Contingent consideration, payout, in percentage			0.00%
Fair value movement of financial liabilities			£ 7,300,000
Increase (decrease) in contingent consideration asset (liability)			£ 1,500,000
Deferred tax liability	296,000
Intangible assets - client relationships	1,240,000
Goodwill expected to be deductible for tax purposes	0
Business Agility Consulting BAC | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability	300,000
Intangible assets - client relationships	1,200,000
Tax base of intangible assets	£ 0					£ 0
Business Agility Consulting BAC | Maximum
Disclosure of detailed information about business combination [line items]
Vesting period			4 years
Business Agility Consulting BAC | Minimum
Disclosure of detailed information about business combination [line items]
Vesting period			3 years
Business Agility Consulting BAC | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	95.00%
Business Agility Consulting BAC | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	15,874